Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2022
Related party transactions and balances
Schedule of related party balances

		June 30,		June 30,
Name of related party	Relationship	2022		2021
Lucas Wang	CEO	$354,903	*	$—

*The balance was from the $1 million disposal consideration CEO received on behalf of the Company and offset by the expenses CEO paid for the Company. The outstanding balance was repaid back to the Company by the report date of this filing.

		June 30,	June 30,
Name of related party	Relationship	2022	2021
Xia Wang	Chief Financial Officer	$—	$203,093
Zeshu Dai	Former CEO	—	517,716
Total other payables - related parties		$—	$720,809